Average Annual Total Returns - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund	Sep. 29, 2022
Fidelity Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	40.66%
Past 5 years	8.80%
Past 10 years	10.24%
Fidelity Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	40.07%
Past 5 years	7.68%
Past 10 years	9.05%
Fidelity Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.20%
Past 5 years	6.46%
Past 10 years	7.82%
IXWEX
Average Annual Return:
Past 1 year	40.78%
Past 5 years	12.66%
IXWLE
Average Annual Return:
Past 1 year	40.78%
Past 5 years	8.87%
Past 10 years	10.30%